Equity (Details) - Schedule of Options Outstanding Under Stock Option Plans	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Options Outstanding (in Shares) | shares	1,945,500
Weighted Average Remaining Contractual Term (Years)	3 years 8 months 15 days
Weighted Average Exercise Price	$ 24.52
Options Exercisable (in Shares) | shares	796,425
Weighted Average Exercise price of Options Exercisable	$ 24.78
8.49 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	$ 8.49
Options Outstanding (in Shares) | shares	15,000
Weighted Average Remaining Contractual Term (Years)	7 months 6 days
Weighted Average Exercise Price	$ 8.49
Options Exercisable (in Shares) | shares	15,000
Weighted Average Exercise price of Options Exercisable	$ 8.49
9.49-13.88 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	9.49
Exercise Price Range, Upper Range Limit	$ 13.88
Options Outstanding (in Shares) | shares	52,000
Weighted Average Remaining Contractual Term (Years)	1 year 4 months 9 days
Weighted Average Exercise Price	$ 11.49
Options Exercisable (in Shares) | shares	52,000
Weighted Average Exercise price of Options Exercisable	$ 11.49
18.26-22.03 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	18.26
Exercise Price Range, Upper Range Limit	$ 22.03
Options Outstanding (in Shares) | shares	816,500
Weighted Average Remaining Contractual Term (Years)	4 years 10 months 9 days
Weighted Average Exercise Price	$ 20
Options Exercisable (in Shares) | shares	188,425
Weighted Average Exercise price of Options Exercisable	$ 20.93
22.71-27.28 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	22.71
Exercise Price Range, Upper Range Limit	$ 27.28
Options Outstanding (in Shares) | shares	271,250
Weighted Average Remaining Contractual Term (Years)	2 years 9 months 7 days
Weighted Average Exercise Price	$ 23.43
Options Exercisable (in Shares) | shares	182,500
Weighted Average Exercise price of Options Exercisable	$ 22.69
28.6-31.06 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	28.6
Exercise Price Range, Upper Range Limit	$ 31.06
Options Outstanding (in Shares) | shares	723,750
Weighted Average Remaining Contractual Term (Years)	3 years 3 months 14 days
Weighted Average Exercise Price	$ 28.95
Options Exercisable (in Shares) | shares	325,000
Weighted Average Exercise price of Options Exercisable	$ 29.12
33.48 [Member]
Schedule of Options Outstanding Under Stock Option Plans [Line Items]
Exercise Price Range, Lower Range Limit	$ 33.48
Options Outstanding (in Shares) | shares	67,000
Weighted Average Remaining Contractual Term (Years)	3 years 11 months 1 day
Weighted Average Exercise Price	$ 33.48
Options Exercisable (in Shares) | shares	33,500
Weighted Average Exercise price of Options Exercisable	$ 33.48